Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 64,398	$ 98,070	$ 74,955
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	12,447	11,832	10,599
Amortization of intangible assets	766	2,964	2,534
Gain from disposal of short-term investments	(48)	(134)	(103)
Gain from disposal of subsidiary	(12,409)
Gain from disposal of long-term investments	(473)
Loss on equity-method investment		473
Impairment of long-term investments			120
Stock-based compensation	14,591	20,779	15,494
Loss on disposal of property and equipment	22	66	4
Impairment of goodwill and intangible assets	15,970	4,069	10,337
Gain from disposal of noncurrent assets held for sale			(1,880)
Deferred income taxes	1,118	(1,664)	581
Changes in operating assets and liabilities:
Short-term investments	1,627	3,240	(3,208)
Notes and accounts receivable	(18,755)	(12,628)	(5,156)
Inventories	(10,155)	12,668	(22,299)
Prepaid expenses and other current assets	(1,932)	2,689	1,585
Other assets	(397)	142	(138)
Notes and accounts payable	4,426	(28,766)	24,248
Refund liabilities	167	2,093
Accrued expenses and other current liabilities	10,607	(4,679)	458
Income tax payable	(1,698)	(7,329)	(8,779)
Other liabilities	(2,577)	4,357	4,529
Net cash provided by operating activities	77,695	108,242	103,881
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of long-term investment		(4,715)
Proceeds from sale of subsidiary	43,968
Proceeds from sale of long-term investment	1,715
Business acquisition-net of cash, cash equivalents, and restricted cash acquired			(2,865)
Purchase of property and equipment	(11,015)	(74,853)	(11,683)
Net cash provided by (used in) investing activities	34,668	(79,568)	(14,548)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares upon exercise of employee stock options	0	0	380
Proceeds from bank loan			25,000
Repayments of bank loan		(25,000)	(25,000)
Dividends paid	(44,029)	(43,281)	(32,120)
Share repurchase	(26,231)	(33,539)
Net cash used in financing activities	(70,260)	(101,820)	(31,740)
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	42,103	(73,146)	57,593
EFFECT OF EXCHANGE RATE CHANGES	(977)	(1,250)	2,753
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	307,127	381,523	321,177
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF YEAR	348,253	307,127	381,523
SUPPLEMENTAL INFORMATION
Interest paid		376	367
Income taxes paid	5,612	$ 13,792	30,910
Acquisition of Bigtera
Fair value of assets acquired, net of cash, cash equivalents, and restricted cash acquired			4,586
Other current liabilities			(1,244)
Other long-term liabilities			(477)
Cash paid for business acquisition, net of cash, cash equivalents, and restricted cash acquired			$ 2,865
Disposal of FCI
Total consideration	54,129
Other current assets	(245)
Cash and restricted cash disposed	(9,916)
Proceeds from sale of subsidiary	$ 43,968